Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Short-term borrowings were as follows:

December 31 (In thousands)	2017	2016
Securities sold under agreements to repurchase	$183,289	$209,795
FHLB advances	208,000	185,000
Total short-term borrowings	$391,289	$394,795

The outstanding balances for all short-term borrowings as of December 31, 2017 and 2016 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements	FHLB Advances
2017
Ending balance	$183,289	$208,000
Highest month-end balance	230,905	208,000
Average daily balance	205,269	23,924
Weighted-average interest rate:
As of year-end	0.41%	1.64%
Paid during the year	0.35%	1.16%
2016
Ending balance	$209,795	$185,000
Highest month-end balance	248,277	185,000
Average daily balance	224,763	15,694
Weighted-average interest rate:
As of year-end	0.17%	0.80%
Paid during the year	0.16%	0.63%

During 2016 and 2017, outstanding FHLB advances were collateralized by investment securities owned by the Corporation’s bank subsidiary (PNB) and by various loans pledged under a blanket agreement by the Corporation’s bank subsidiary. At both December 31, 2017 and 2016, $25 million of investment securities were pledged as collateral for FHLB advances. At December 31, 2017 and 2016, $1,789 million and $1,909 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park’s bank subsidiary. See Note 12 - Repurchase Agreement Borrowings for information related to investment securities collateralizing repurchase agreements.